Annual Operating Expenses - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIP Growth & Income Portfolio	Apr. 30, 2025
VIP Growth & Income Portfolio - Initial Class
Operating Expenses:
Management fee	0.48%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.49%
VIP Growth & Income Portfolio - Service Class
Operating Expenses:
Management fee	0.48%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[1]
Total annual operating expenses	0.59%
VIP Growth & Income Portfolio - Service Class 2
Operating Expenses:
Management fee	0.48%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.74%

[1]	A Adjusted to reflect current fees.